Derivative financial instruments - Disclosure of outstanding foreign currency collars (Details) - 12 months ended Dec. 31, 2023 - Foreign currency collars € in Thousands, $ in Thousands	USD ($) $ / $ € / $	EUR (€)
Canadian dollar
Disclosure of detailed information about hedges [line items]
Notional amount | $	$ 108,000
Canadian dollar | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate	1.30
Canadian dollar | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate	1.44
Euro
Disclosure of detailed information about hedges [line items]
Notional amount | €		€ 78,000
Euro | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate | € / $	1.14
Euro | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate	1.03